Prepaid Expenses and Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Prepaid Expenses And Other Current Assets (Details) [Abstract]
Rebates	$ 185,152	$ 165,218
Taxes Refundable	180,721	124,536
Derivatives	60,877	7,220
Payments on account	40,476	38,654
Prepaid rent	39,468	40,321
Leases receivable	38,175	38,838
Other	490,497	368,444
Total prepaid expenses and other current assets	$ 1,035,366	$ 783,231